Vessels and Other Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Vessels and Other Fixed Assets [Abstract]
Schedule Of Vessels and Other Fixed Assets

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$678,725	$(66,367)	$612,358
Additions	86,180	(31,325)	54,855

Balance December 31, 2011	$764,905	$(97,692)	$667,213

Additions	88,505	(34,327)	54,178

Balance December 31, 2012	$853,410	$(132,019)	$721,391